Employee benefits (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ (4,503)	$ (3,698)	$ (3,274)
Salaries, accrued vacations and related charges [member]
IfrsStatementLineItems [Line Items]
Total	(3,478)	(3,006)	(2,665)
Variable compensation programs [member]
IfrsStatementLineItems [Line Items]
Total	(416)	(547)	(469)
Profit sharing [member]
IfrsStatementLineItems [Line Items]
Total	(595)	(131)	(125)
Management fees and charges [member]
IfrsStatementLineItems [Line Items]
Total	$ (14)	$ (14)	$ (15)